Subsequent Events (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Subsequent Events 1		$ 150,000
Subsequent Events 2		8.00%
Subsequent Events 3		50,000
Subsequent Events 4		8.00%
Subsequent Events 1	549,000
Subsequent Events 2	26,058
Subsequent Events 3	1,437,645
Subsequent Events 4	11,449
Subsequent Events 5	1,108,506
Subsequent Events 6	2,771,265
Subsequent Events 7	2,196,133
Subsequent Events 8	$ 0.40
Subsequent Events 9	878,453
Subsequent Events 10	$ 0.75
Subsequent Events 11	10.00%
Subsequent Events 12	2.00%
Subsequent Events 13	10,000,000
Subsequent Events 14	$ 0.001
Subsequent Events 15	250,000
Subsequent Events 16	100,000
Subsequent Events 17	341,858
Subsequent Events 18	133,409
Subsequent Events 19	10,000,000
Subsequent Events 20	2,000,000
Subsequent Events 21	$ 0.40
Subsequent Events 22	4,000,000
Subsequent Events 23	25.00%
Subsequent Events 24	25.00%
Subsequent Events 25	25.00%
Subsequent Events 26	$ 5,000,000
Subsequent Events 27	25.00%